iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  — 10.7%
Clean Harbors, Inc.
(a)
...................... 55,120 $ 13,158,798
Republic Services, Inc. ..................... 219,490 42,651,297
Stericycle, Inc.
(a)
......................... 98,457 5,764,657
Waste Management, Inc. .................... 428,906 86,922,090
148,496,842
a
Electric Utilities  — 57.6%
Alliant Energy Corp. ....................... 273,954 15,248,280
American Electric Power Co., Inc. .............. 564,003 55,339,974
Avangrid, Inc. ........................... 75,624 2,697,508
Constellation Energy Corp. .................. 336,802 63,925,020
Duke Energy Corp. ....................... 825,340 90,184,902
Edison International ....................... 406,783 32,546,708
Entergy Corp. ........................... 227,947 26,435,014
Evergy, Inc. ............................. 238,155 13,812,990
Eversource Energy ....................... 375,541 24,376,366
Exelon Corp. ............................ 1,069,962 39,802,586
FirstEnergy Corp. ........................ 615,619 25,800,592
IDACORP, Inc. .......................... 54,053 5,283,681
NextEra Energy, Inc. ...................... 2,199,659 168,031,951
NRG Energy, Inc. ......................... 228,633 17,186,343
OGE Energy Corp. ........................ 213,598 8,281,194
PG&E Corp. ............................ 2,285,953 41,718,642
Pinnacle West Capital Corp. ................. 121,415 10,391,910
PPL Corp. ............................. 789,684 23,469,408
Southern Co. (The) ....................... 1,171,394 97,834,827
Xcel Energy, Inc. ......................... 594,753 34,662,205
797,030,101
a
Gas Utilities  — 2.3%
Atmos Energy Corp. ....................... 160,838 20,567,963
National Fuel Gas Co. ..................... 97,505 5,712,818
UGI Corp. .............................. 224,090 5,552,950
31,833,731
a
Independent Power and Renewable Electricity Producers  — 3.6%
AES Corp. (The) ......................... 758,182 13,488,058
Brookfield Renewable Corp. , Class A ........... 144,292 4,054,605
Clearway Energy, Inc., Class A ................ 37,280 918,206
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc., Class C ............... 87,516 $ 2,334,927
Vistra Corp. ............................ 368,378 29,182,905
49,978,701
a
Multi-Utilities  — 22.7%
Ameren Corp. ........................... 284,500 22,552,315
CenterPoint Energy, Inc. .................... 677,333 18,795,991
CMS Energy Corp. ........................ 318,228 20,621,175
Consolidated Edison, Inc. ................... 370,337 36,115,264
Dominion Energy, Inc. ...................... 896,216 47,911,707
DTE Energy Co. ......................... 221,054 26,643,639
NiSource, Inc. ........................... 479,509 14,984,656
Public Service Enterprise Group, Inc. ........... 533,248 42,537,193
Sempra ............................... 677,501 54,240,730
WEC Energy Group, Inc. .................... 338,201 29,105,578
313,508,248
a
Water Utilities  — 3.0%
American Water Works Co., Inc. ............... 208,555 29,689,890
Essential Utilities, Inc. ...................... 269,232 10,944,281
40,634,171
a
Total Long-Term Investments — 99.9%
(Cost: $1,340,895,815) ............................... 1,381,481,794
a
Short-Term Securities
Money Market Funds  —  0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%
(b)(c)
............................ 1,758,483 1,758,483
a
Total Short-Term Securities — 0.1%
(Cost: $1,758,483) .................................. 1,758,483
Total Investments — 100.0%
(Cost: $1,342,654,298) ............................... 1,383,240,277
Liabilities in Excess of Other Assets — 0.0% ................ (46,851)
Net Assets — 100.0% ................................. $ 1,383,193,426
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 664,452  $ —  $ (664,149)
(b)
$ (280) $ (23) $ —  —  $ 547
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,148,255  610,228
(b)
—  —  —  1,758,483  1,758,483  25,231  —
$ (280) $ (23)
$ 1,758,483
$ 25,778  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 20 09/20/24 $ 1,477 $ 59,109
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,381,481,794  $ —  $ —  $ 1,381,481,794
Short-Term Securities
Money Market Funds ...................................... 1,758,483  —  —  1,758,483
$ 1,383,240,277  $ —  $ —  $ 1,383,240,277
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 59,109  $ —  $ —  $ 59,109
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.